111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

May 5, 2021
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
MFS® Variable Insurance Trust (the “Trust”), (File Nos. 33-74668 and 811-8326) on behalf of MFS® Global Equity Series, MFS® Growth Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Research Series, MFS® Total Return Bond Series, MFS® Total Return Series, MFS® Utilities Series, and MFS® Value Series; Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 52 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 29, 2021.

Please call the undersigned at (617) 954-4873 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

DJANIRA LEAL
Djanira Leal
Attorney

DL/mjy